Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables
15	Trade and other payables

	2024	2023
	US $ in millions

Trade payables	508.3	414.6

Other payables
Salaries and related payables	77.9	17.3
Provision for annual leave and early retirement (see Note 14(a))	12.6	14.1
Government institutions	19.7	15.5
Accrued interest	5.0	3.9
Accrued expenses	41.6	54.6
Advances from customers and others	11.2	9.5
Payables and other credit balances	59.9	36.9
	227.9	151.8

	736.2	566.4

All of the trade and other payables are contractual to be settled within one year or are repayable on demand.

The Group's exposure to currency, liquidity and market risks related to trade and other payables is disclosed in Note 29.